Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of capitalized interest	$ 211	$ 216	$ 297
Cash (paid) received, net for income taxes	$ 48	$ 40	$ 5